Subsequent Events (Details)	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent events, description
The scale-up trial will continue for up to six (6) months from the day of assembly and installation of the industrial scale sono-machine meeting the agreed upon specifications. The parties may mutually decide to extend the trial period. Within 30 days of the conclusion of the scale-up trial, the parties will determine whether to enter into a definitive agreement for the manufacturing and supply of sono-machines on a commercial scale.